Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020
Segment Reporting Information [Line Items]
Total		¥ 16,599	¥ 81,673	¥ 91,761		¥ 261,181
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(3,825)	(4,965)	(381)		612
Realized gain on investments in equity securities held for operating purposes		23	124	196		809
Equity in earnings of affiliates		5,571	5,251	15,188		11,860
Corporate items		(45,566)	(16,005)	(54,838)	[1],[2]	29,085	[1],[2]
Other	[3]	3,414	(3,084)	39,036	[4]	(6,646)	[4]
Total		¥ (40,383)	¥ (18,679)	¥ (799)		¥ 35,720

[1]	The income before income taxes for the six months ended September 30, 2020 includes a gain of ¥71,075 million which represents the difference between the fair value of the assets acquired and the carrying value of the assets transferred by Nomura as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project.
[2]	The loss before income taxes for the six months ended September 30, 2021 includes losses of approximately ¥40 billion related to legacy transactions.
[3]	Includes the impact of Nomura’s own creditworthiness.
[4]	The income before income taxes for the six months ended September 30, 2021 includes a gain of ¥36,249 million from the sale of Nomura Research Institute, Ltd. ordinary shares.